UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 2.4%
Autoliv Inc.	198,000	$12,491,820
Tenneco Inc.	441,000	14,156,100	*

Total Auto Components		26,647,920

Household Durables - 7.1%
Jarden Corp.	673,000	22,673,370
Mohawk Industries Inc.	270,000	16,513,200	*
NVR Inc.	18,000	12,478,500	*
Toll Brothers Inc.	561,000	12,235,410	*
Whirlpool Corp.	257,000	13,960,240

Total Household Durables		77,860,720

Specialty Retail - 6.4%
Jos. A. Bank Clothiers Inc.	347,000	16,569,250	*
Ross Stores Inc.	401,000	20,378,820
Signet Jewelers Ltd.	421,000	19,189,180
Tractor Supply Co.	165,000	13,327,050

Total Specialty Retail		69,464,300

TOTAL CONSUMER DISCRETIONARY		173,972,940

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	400,000	20,376,000
FHC Delaware Inc.	466,286	0	*(a)(b)(c)

Total Food & Staples Retailing		20,376,000

Household Products - 1.6%
Energizer Holdings Inc.	223,000	17,197,760	*

Personal Products - 1.4%
Herbalife Ltd.	272,000	15,743,360

TOTAL CONSUMER STAPLES		53,317,120

ENERGY - 8.0%
Energy Equipment & Services - 3.1%
Oceaneering International Inc.	269,000	13,070,710
Oil States International Inc.	267,000	21,277,230	*

Total Energy Equipment & Services		34,347,940

Oil, Gas & Consumable Fuels - 4.9%
Peabody Energy Corp.	375,000	12,783,750
Pioneer Natural Resources Co.	208,000	20,654,400
Whiting Petroleum Corp.	396,000	19,835,640	*

Total Oil, Gas & Consumable Fuels		53,273,790

TOTAL ENERGY		87,621,730

FINANCIALS - 16.8%
Capital Markets - 5.0%
Invesco Ltd.	787,000	17,762,590
Lazard Ltd., Class A	465,000	13,354,800
Och-Ziff Capital Management Group LLC	990,000	9,830,700
TD Ameritrade Holding Corp.	886,000	14,273,460

Total Capital Markets		55,221,550

Commercial Banks - 5.6%
CIT Group Inc.	327,000	12,471,780	*
M&T Bank Corp.	200,000	15,948,000
Signature Bank	275,000	15,991,250	*
SunTrust Banks Inc.	800,000	16,456,000

Total Commercial Banks		60,867,030

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Insurance - 3.6%
Arch Capital Group Ltd.	545,000	$19,647,250	*
PartnerRe Ltd.	307,000	20,083,940

Total Insurance		39,731,190

Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities Inc.	227,000	16,437,070
Health Care REIT Inc.	200,000	11,442,000

Total Real Estate Investment Trusts (REITs)		27,879,070

TOTAL FINANCIALS		183,698,840

HEALTH CARE - 12.0%
Biotechnology - 2.0%
Onyx Pharmaceuticals Inc.	446,000	18,259,240	*
Vanda Pharmaceuticals Inc.	659,410	3,264,080	*

Total Biotechnology		21,523,320

Health Care Equipment & Supplies - 0.6%
Cooper Cos. Inc.	100,000	7,214,000

Health Care Providers & Services - 6.0%
Accretive Health Inc.	425,000	11,402,750	*
AmerisourceBergen Corp.	431,000	16,796,070
Magellan Health Services Inc.	327,000	15,964,140	*
Mednax Inc.	297,000	21,152,340	*

Total Health Care Providers & Services		65,315,300

Pharmaceuticals - 3.4%
Elan Corp. PLC, ADR	325,000	4,423,250	*
Shire PLC, ADR	110,000	10,947,200
Warner Chilcott PLC, Class A Shares	1,287,000	21,711,690	*

Total Pharmaceuticals		37,082,140

TOTAL HEALTH CARE		131,134,760

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	309,000	11,544,240

Airlines - 1.0%
Allegiant Travel Co.	198,000	10,884,060	*

Commercial Services & Supplies - 1.8%
Cintas Corp.	540,000	20,007,000

Electrical Equipment - 1.8%
EnerSys	680,000	19,706,400	*

Machinery - 6.9%
CNH Global NV	486,500	20,306,510	*
Joy Global Inc.	202,000	18,319,380
Lincoln Electric Holdings Inc.	440,000	18,898,000
Parker Hannifin Corp.	223,000	17,991,640

Total Machinery		75,515,530

TOTAL INDUSTRIALS		137,657,230

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.8%
F5 Networks Inc.	165,000	19,757,100	*

Computers & Peripherals - 1.7%
Seagate Technology PLC	900,000	19,026,000

Electronic Equipment, Instruments & Components - 1.6%
Agilent Technologies Inc.	140,000	5,945,800	*
Elster Group SE, ADR	831,000	11,243,430	*

Total Electronic Equipment, Instruments & Components		17,189,230

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Internet Software & Services - 0.7%
Monster Worldwide Inc.	1,117,000	$8,042,400	*

IT Services - 2.1%
VeriFone Holdings Inc.	549,000	23,442,300	*

Semiconductors & Semiconductor Equipment - 3.8%
Cymer Inc.	220,990	11,003,092	*
Lam Research Corp.	396,000	16,865,640	*
Xilinx Inc.	374,000	13,407,900

Total Semiconductors & Semiconductor Equipment		41,276,632

Software - 5.9%
Amdocs Ltd.	600,000	17,664,000	*
Autodesk Inc.	345,000	12,420,000	*
Check Point Software Technologies Ltd.	300,000	16,887,000	*
Nuance Communications Inc.	600,000	17,112,000	*

Total Software		64,083,000

TOTAL INFORMATION TECHNOLOGY		192,816,662

MATERIALS - 8.2%
Chemicals - 5.2%
Cytec Industries Inc.	223,000	11,118,780
Rockwood Holdings Inc.	371,000	18,735,500	*
Solutia Inc.	990,000	27,225,000	*

Total Chemicals		57,079,280

Containers & Packaging - 2.0%
Crown Holdings Inc.	600,000	21,642,000	*

Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd.	310,000	11,594,000

TOTAL MATERIALS		90,315,280

UTILITIES - 2.9%
Electric Utilities - 1.0%
NV Energy Inc.	675,000	10,935,000

Multi-Utilities - 1.9%
Sempra Energy	190,000	10,811,000
Wisconsin Energy Corp.	310,000	10,540,000

Total Multi-Utilities		21,351,000

TOTAL UTILITIES		32,286,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $949,419,538)		1,082,820,562

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/12 with RBS Securities Inc.; Proceeds at maturity - $12,317,055; (Fully collateralized by various U.S. government obligations, 0.650% to 8.280% due 2/9/12 to 1/10/25; Market value - $12,563,417) (Cost - $12,317,000)	0.160%	2/1/12	$12,317,000	12,317,000

TOTAL INVESTMENTS - 99.9% (Cost - $961,736,538#)				1,095,137,562
Other Assets in Excess of Liabilities - 0.1%				889,207

TOTAL NET ASSETS - 100.0%				$1,096,026,769

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Value is less than $1.

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND Schedule of Investments (unaudited) (cont’d)	January 31, 2012

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$53,317,120	—	$0	*	$53,317,120
Other common stocks	1,029,503,442	—	—		1,029,503,442

Total long-term investments	$1,082,820,562	—	$0	*	$1,082,820,562

Short-term investments†	—	$12,317,000	—		12,317,000

Total investments	$1,082,820,562	$12,317,000	$0	*	$1,095,137,562

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS

Balance as of October 31, 2011	$0	*
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2012	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2012	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the

Notes to Schedule of Investments (unaudited) (continued)

Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$183,904,585
Gross unrealized depreciation	(50,503,561)

Net unrealized appreciation	$133,401,024

During the period ended January 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2011	2,100	$285,394
Options written	—	—
Options closed	—	—
Options exercised	(500)	(150,997)
Options expired	(1,600)	$(134,397)

Written options, outstanding as of January 31, 2012	—	—

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Written options†	$103,250

†	At January 31, 2012, there were no open positions held in this derivative.

Notes to Schedule of Investments (unaudited) (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 28, 2012